Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000233407
Account Value [Line Items]
Line Graph and Table Measure Name		Conductor Global Equity Value ETF
Accumulated Value	$ 10,000		$ 10,665	$ 13,646	$ 13,181	$ 13,653	$ 11,705	$ 15,161	$ 14,409	$ 14,512	$ 16,206	$ 18,468
MSCI ACWI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index Net
Accumulated Value	10,000		10,205	12,572	12,507	14,082	14,770	20,277	16,230	17,934	23,816	29,208
MSCI ACWI SMID Value Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World SMID Value Index
Accumulated Value	$ 10,000		$ 10,509	$ 12,903	$ 12,266	$ 13,167	$ 11,472	$ 16,854	$ 14,218	$ 14,429	$ 18,555	$ 21,004